LOANS TO THIRD PARTIES (Tables)	12 Months Ended
Jun. 30, 2019
LOANS TO THIRD PARTIES
Schedule of Accounts, Notes, Loans and Financing Receivable

	June 30,	June 30,	June 30,
	2018	2019	2019
	RMB	RMB	U.S. Dollars
Working fund to third party companies	¥1,960,000	¥4,960,000	$722,316
Allowance for doubtful accounts	—	—	—
Total Loans to third parties	¥1,960,000	¥4,960,000	$722,316